Entity Level Disclosures and Segment Information (Details) - Schedule of revenues by geographical area - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Entity Level Disclosures and Segment Information (Details) - Schedule of revenues by geographical area [Line Items]
Revenues	$ 4,886	$ 3,284	$ 1,466
Adjusted operating loss	(6,122)	(6,626)
Share-based payments	(742)	(612)
Contingent consideration measurement	(345)	(159)
Impairment of goodwill and intangible assets	(2,759)	(1,272)
Depreciation and amortization	(1,363)	(1,122)
Operating loss	(11,331)	(9,791)	(9,206)
Financial expenses, net	3,240	(3,184)
Taxes on income	246	(23)
Net loss for the period	(7,845)	(12,998)	$ (11,753)
Cyber Security [Member]
Entity Level Disclosures and Segment Information (Details) - Schedule of revenues by geographical area [Line Items]
Revenues	1,047	1,308
Adjusted operating loss	(5,287)	(6,715)
IPPN Services [Member]
Entity Level Disclosures and Segment Information (Details) - Schedule of revenues by geographical area [Line Items]
Revenues	3,839	1,976
Adjusted operating loss	$ (835)	$ 89